TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	R$ 1,172,511
Balance at the end of the year	1,741,026	R$ 1,172,511
Legal proceedings provision
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	1,172,511	809,299	R$ 770,305
Additions	801,412	559,513	249,868
Interests	42,435	104,473	70,788
Reversal of accrued amounts	(276,251)	(304,678)	(282,239)
Foreign exchange effect on provisions in foreign currency	919	3,904	577
Balance at the end of the year	R$ 1,741,026	R$ 1,172,511	R$ 809,299